DISCLUSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2019
Disclosure of new ifrs in the period [abstract]
DISCLUSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

Note 4: - Disclusure of New Standards in the Period Prior to Their Adoption

Amendments to IFRS 9, IFRS 7 and IAS 39:

In September 2019, the IASB published an amendment to IFRS 9, "Financial Instruments", IFRS 7, "Financial Instruments: Disclosures" and IAS 39," Financial Instruments: Recognition and Measurement" ("the Amendment").

In view of global regulatory changes, numerous countries have considered introducing a reform in the benchmark Interbank Offered Rates ("IBORs") (LIBOR, the London Interbank Offered Rate, being one of the most common examples) and switching to a risk-free interest rate alternative ("RFRs") which extensively rely on data of specific transactions. The IBOR reform leads to uncertainty regarding the dates and amounts to be attributed to future cash flows relating to both hedging instruments and hedged items that rely on existing IBORs.

According to the existing accounting guidance of IFRS 9 and IAS 39, entities that have entered into the above hedges are facing uncertainty as a result of the IBOR reform which is likely to affect their ability to continue meeting the effective hedging requirements underlying existing transactions as well as the hedging requirements of future transactions. In order to resolve this uncertainty, the IASB issued the Amendment to offer transitional reliefs for entities that apply IBOR-based hedge accounting. The Amendment represents phase one in the reform that will include additional amendments in the future.

The Amendment also permits certain reliefs in applying the hedge accounting effectiveness tests during the period of transition from IBORs to RFRs. These reliefs assume that the benchmark interest underlying the hedge will not change as a result of the expected interest reform. The reliefs will be effective indefinitely, until the occurrence of one of the events specified in the Amendment. The Amendment also requires entities to provide specific disclosures of the application of any reliefs.

The Amendment is to be applied retrospectively for annual periods beginning on or after January 1, 2020. Early adoption is permitted.

The Company believes that the adoption of the Amendment will not have an effect on its financial statements since it does not currently enter into substantial IBOR-based hedges.